Acquisitions (Table)	12 Months Ended
Dec. 31, 2023
Westinghouse Electric Company [Member]
Disclosure Of Business Combinations [Line Items]
Disclosure Of Detailed Information About Business Combinations Explanatory
Net assets acquired (USD)
Cash and cash equivalents $ 254,800
Other current assets 938,413
Property, plant and equipment 787,278
Intangible assets 2,852,780
Goodwill 568,631
Non-current assets 346,891
Current liabilities (1,164,621)
Non-current liabilities (2,443,867)
Total $ 2,140,305
Cash 1,540,305
Term

loans [note 14]
600,000
Total $ 2,140,305

Cigar Lake [Member]
Disclosure Of Business Combinations [Line Items]
Disclosure Of Detailed Information About Business Combinations Explanatory
Property, plant and equipment $ 97,930
Deferred tax asset 28,196
Inventory 9,909
Working capital (24)
Reclamation provision (2,528)
Sales contracts (9,000)
Net assts acquired $ 124,483
Cash paid 101,681
Bargain purchase gain [note 21] (a) $ 22,802
(a)

The bargain purchase gain resulted from applying the measurement requirements under IFRS 3,
Business Combinations .
This standard requires the measurement of tax attributes that were acquired as part of the transaction be in accordance with
IAS 12, Income Taxes , rather than at fair value. The measured amount of these attributes exceeded the amount paid for them and the resulting gain is included in other income (expense) in the consolidated statement of earnings.